DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
DEBENTURES
Schedule of debentures

	General	Quantity as of December 31, 2017
Issuance	Meeting	Issued	Held in treasury	Maturity	2017	2016
3rd- A and B	May 27,1982	144,000	136,259	06/01/2021	21,377	44,292
7th	July 14, 1982	68,400	63,587	07/01/2022	1,333	35,942
8th	November 11, 1982	179,964	168,242	05/02/2023	14,557	57,191
9th	June 10, 1983	125,640	124,203	09/01/2024	4,900	10,731
11th - A and B	June 29, 1990	150,000	147,561	06/01/2020	5,761	17,267
14th	August 26, 2014	20,000	10,174	08/30/2024	—	—

Total Consolidated					47,928	165,423

Non-current					47,928	165,423

Schedule of amortization of long term debentures
	2017	2016
2020	5,761	17,267
2021	21,377	44,292
2022	14,557	57,191
2023 on	6,233	46,673

	47,928	165,423